Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of related party [text block] [Abstract]
Schedule of asset balances
	December 31,
	2020	2019

Assets:

Receivable - funds held by related party	33	14
Prepaid expenses	207	255

Liabilities:
Account payables	16	13
Accrued bonuses	450	-
INX Token liability	11,429	1,008
INX Token warrant liability	2,177	43
Convertible loans	52	50

Schedule of transactions
	Year ended December 31,
	2020	2019

Sales and marketing	549	3
General and administrative	1,280	99
Fair value adjustment of INX Token and INX Token warrant liabilities	3,852	262

Schedule of benefits to key management personnel
	Year ended December 31,
	2020	2019

Short-term benefits	1,412	752
Share-based compensation	340	202
Token-based compensation	903	9